GOTHAM ABSOLUTE RETURN FUND

Portfolio of Investments

June 30, 2020

(Unaudited)

	Number of Shares	Value
LONG POSITIONS — 121.1%
COMMON STOCKS — 121.1%
Automobiles & Components — 1.7%
Adient PLC (Ireland)†*	42,377	$695,830
American Axle & Manufacturing Holdings, Inc.†*	168,248	1,278,685
Aptiv PLC (Jersey)	6,904	537,960
BorgWarner, Inc.†	30,874	1,089,852
Dana, Inc.	47,056	573,613
Ford Motor Co.	76,899	467,546
General Motors Co.	26,394	667,768
Gentex Corp.	101	2,603
Gentherm, Inc.*	5,577	216,945
Harley-Davidson, Inc.	12,298	292,323
Lear Corp.	9,207	1,003,747
Magna International, Inc. (Canada)†	15,783	702,817
Tenneco, Inc., Class A*	55,220	417,463
Visteon Corp.*	13,430	919,955

		8,867,107

Capital Goods — 12.4%
3M Co.†	8,638	1,347,442
A.O. Smith Corp.†	6,178	291,107
Acuity Brands, Inc.	5,091	487,412
AECOM*	28,449	1,069,113
Albany International Corp., Class A	6,107	358,542
Allegion PLC (Ireland)†	12,471	1,274,786
AMETEK, Inc.†	14,261	1,274,506
Apogee Enterprises, Inc.	498	11,474
Applied Industrial Technologies, Inc.	2,764	172,446
Arcosa, Inc.†	2,686	113,349
Atkore International Group, Inc.†*	15,553	425,375
Axon Enterprise, Inc.*	6,658	653,350
AZZ, Inc.	4	137
Ballard Power Systems, Inc. (Canada)†*	36,877	567,906
Barnes Group, Inc.	5,619	222,288
Builders FirstSource, Inc.†*	10,309	213,396
BWX Technologies, Inc.	1,836	103,991
Chart Industries, Inc.*	7,398	358,729
Colfax Corp.†*	95,970	2,677,563
CSW Industrials, Inc.	223	15,412
Cummins, Inc.†	14,734	2,552,813
Curtiss-Wright Corp.	3,250	290,160
Deere & Co.	6,252	982,502
Donaldson Co., Inc.	3,170	147,468
Dover Corp.†	21,661	2,091,586

	Number of Shares	Value
COMMON STOCKS — (Continued)
Capital Goods — (Continued)
Dycom Industries, Inc.*	17,932	$733,239
Eaton Corp. PLC (Ireland)†	15,325	1,340,631
Emerson Electric Co.†	27,147	1,683,928
Enerpac Tool Group Corp.	17,110	301,136
Flowserve Corp.†	37,095	1,057,949
Fortune Brands Home & Security, Inc.†	17,263	1,103,624
Franklin Electric Co., Inc.	3,596	188,862
FuelCell Energy, Inc.*	240,124	542,680
General Dynamics Corp.†	12,917	1,930,575
Gibraltar Industries, Inc.*	11,543	554,179
GMS, Inc.*	19,155	471,021
Great Lakes Dredge & Dock Corp.*	93	861
Herc Holdings, Inc.*	5,265	161,793
Hexcel Corp.†	3,453	156,145
Honeywell International, Inc.†	25,299	3,657,982
Howmet Aerospace, Inc.†	145,855	2,311,802
Hubbell, Inc.†	5,119	641,718
Illinois Tool Works, Inc.†	3,753	656,212
ITT, Inc.†	4,333	254,520
Johnson Controls International PLC (Ireland)†	25,561	872,653
Kadant, Inc.	54	5,382
Kaman Corp.	6,440	267,904
Lincoln Electric Holdings, Inc.	1,885	158,792
Lockheed Martin Corp.†	7,012	2,558,819
Manitowoc Co., Inc. (The)*	23,222	252,655
Masco Corp.†	50,003	2,510,651
MasTec, Inc.*	6,117	274,470
Middleby Corp. (The)†*	2,949	232,794
MRC Global, Inc.†*	88,655	523,951
Mueller Industries, Inc.	17,353	461,243
NOW, Inc.†*	99,807	861,334
nVent Electric PLC (Ireland)†	14,921	279,470
Otis Worldwide Corp.	17,140	974,580
Owens Corning†	20,764	1,157,801
Pentair PLC (Ireland)†	17,431	662,204
Quanta Services, Inc.†	26,336	1,033,161
Raven Industries, Inc.	1,428	30,716
Raytheon Technologies Corp.†	31,540	1,943,495
RBC Bearings, Inc.*	133	17,827
Regal Beloit Corp.†	8,108	707,991
Rexnord Corp.†	10,432	304,093
Shyft Group, Inc. (The)	4,988	83,998

GOTHAM ABSOLUTE RETURN FUND

Portfolio of Investments (Continued)

June 30, 2020

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Capital Goods — (Continued)
Simpson Manufacturing Co., Inc.†	10,710	$903,496
SiteOne Landscape Supply, Inc.*	2,392	272,616
Snap-on, Inc.†	9,323	1,291,329
SPX FLOW, Inc.†*	17,975	672,984
Teledyne Technologies, Inc.*	1,060	329,607
Terex Corp.†	17,929	336,527
Thermon Group Holdings, Inc.*	22	321
TPI Composites, Inc.*	7,370	172,237
Trane Technologies PLC (Ireland)†	18,582	1,653,426
TransDigm Group, Inc.	4,323	1,910,982
Tutor Perini Corp.*	2,977	36,260
UFP Industries, Inc.†	18,594	920,589
United Rentals, Inc.†*	16,417	2,446,790
Univar Solutions, Inc.*	57,108	962,841
Valmont Industries, Inc.	4,857	551,852
Wabash National Corp.†	24,629	261,560
Watts Water Technologies, Inc., Class A	6,378	516,618
Westinghouse Air Brake Technologies Corp.†	21,068	1,212,885
WillScot Mobile Mini Holdings Corp.*	218	2,679

		66,083,293

Commercial & Professional Services — 2.3%
ABM Industries, Inc.	3,376	122,549
Advanced Disposal Services, Inc.*	5,298	159,841
BrightView Holdings, Inc.*	1,043	11,682
Cimpress PLC (Ireland)*	9,421	719,199
Clarivate PLC (Jersey)*	22,701	506,913
Clean Harbors, Inc.*	7,471	448,111
Copart, Inc.*	2,789	232,240
Covanta Holding Corp.†	67,620	648,476
Deluxe Corp.†	7,781	183,165
Ennis, Inc.	294	5,333
Healthcare Services Group, Inc.†	43,007	1,051,951
Herman Miller, Inc.†	13,937	329,053
IHS Markit Ltd. (Bermuda)	7,473	564,212
Interface, Inc.	3,052	24,843
ManpowerGroup, Inc.†	24,993	1,718,269
MSA Safety, Inc.	1,902	217,665
Nielsen Holdings PLC (United Kingdom)†	49,567	736,566
Republic Services, Inc.†	11,057	907,227
Robert Half International, Inc.†	10,251	541,560

	Number of Shares	Value
COMMON STOCKS — (Continued)
Commercial & Professional Services — (Continued)
Steelcase, Inc., Class A†	65,817	$793,753
Tetra Tech, Inc.	2,454	194,160
TransUnion	7,819	680,566
TriNet Group, Inc.*	5,699	347,297
UniFirst Corp.	2,311	413,553
Waste Connections, Inc. (Canada)	1,232	115,549
Waste Management, Inc.	8,677	918,981

		12,592,714

Consumer Durables & Apparel — 3.5%
Brunswick Corp.†	7,979	510,736
Capri Holdings Ltd. (British Virgin Islands)†*	15,750	246,172
DR Horton, Inc.	15,160	840,622
Garmin Ltd. (Switzerland)	5,786	564,135
Hanesbrands, Inc.†	51,485	581,266
La-Z-Boy, Inc.	6,299	170,451
Leggett & Platt, Inc.†	34,504	1,212,816
Levi Strauss & Co., Class A	13,392	179,453
Mattel, Inc.†*	57,806	558,984
Mohawk Industries, Inc.*	14,226	1,447,638
Newell Brands, Inc.†	69,267	1,099,960
NIKE, Inc., Class B†	23,653	2,319,177
PulteGroup, Inc.†	36,541	1,243,490
PVH Corp.†	20,170	969,168
Ralph Lauren Corp.†	25,753	1,867,608
Steven Madden Ltd.†	46,291	1,142,925
Tapestry, Inc.	30,068	399,303
Tempur Sealy International, Inc.*	7,605	547,180
TopBuild Corp.†*	8,483	965,111
Universal Electronics, Inc.*	2,850	133,437
VF Corp.†	16,802	1,023,914
Whirlpool Corp.†	6,841	886,115

		18,909,661

Consumer Services — 3.2%
Adtalem Global Education, Inc.*	12,117	377,445
Bloomin’ Brands, Inc.†	94,022	1,002,275
Boyd Gaming Corp.†	26,892	562,043
Darden Restaurants, Inc.†	4,895	370,894
Denny’s Corp.*	2,630	26,563
Dine Brands Global, Inc.	22,955	966,405
Grand Canyon Education, Inc.*	372	33,677
Hilton Worldwide Holdings, Inc.†	9,430	692,633
Hyatt Hotels Corp., Class A†	39,883	2,005,716

GOTHAM ABSOLUTE RETURN FUND

Portfolio of Investments (Continued)

June 30, 2020

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Consumer Services — (Continued)
Jack in the Box, Inc.	2,678	$198,413
Laureate Education, Inc., Class A†*	62,570	623,510
Marriott International, Inc., Class A	7,114	609,883
McDonald’s Corp.†	13,617	2,511,928
MGM Resorts International†	86,638	1,455,518
Perdoceo Education Corp.†*	25,708	409,528
Red Rock Resorts, Inc., Class A†	88,606	966,691
Service Corp. International†	5,837	227,001
Six Flags Entertainment Corp.	10,441	200,572
Starbucks Corp.	2,108	155,128
Strategic Education, Inc.	5,204	799,595
Wyndham Hotels & Resorts, Inc.	10,092	430,121
Yum! Brands, Inc.†	27,620	2,400,454

		17,025,993

Energy — 7.2%
Antero Midstream Corp.†	74,109	377,956
Apache Corp.†	104,651	1,412,788
Cactus, Inc., Class A†	25,509	526,251
Cameco Corp. (Canada)	13,511	138,488
Canadian Natural Resources Ltd. (Canada)	3,054	53,231
Cenovus Energy, Inc. (Canada)†	102,209	477,316
ChampionX Corp.*	60,752	592,940
Cheniere Energy, Inc.*	7,062	341,236
Chevron Corp.†	68,700	6,130,101
Concho Resources, Inc.†	43,487	2,239,580
ConocoPhillips†	101,118	4,248,978
Core Laboratories NV (Netherlands)†	9,342	189,829
Crescent Point Energy Corp. (Canada)	24,196	39,439
CVR Energy, Inc.†	22,970	461,927
Devon Energy Corp.	17,581	199,369
DHT Holdings, Inc. (Marshall Islands)†	52,189	267,730
DMC Global, Inc.	11,055	305,118
Dorian LPG Ltd. (Marshall Islands)*	16,567	128,229
Exxon Mobil Corp.†	40,273	1,801,009
Frank’s International NV (Netherlands)*	45	100
Halliburton Co.†	113,694	1,475,748
Helix Energy Solutions Group, Inc.*	14,916	51,759
Helmerich & Payne, Inc.†	16,382	319,613
HollyFrontier Corp.†	40,775	1,190,630
Kinder Morgan, Inc.†	135,381	2,053,730

	Number of Shares	Value
COMMON STOCKS — (Continued)
Energy — (Continued)
Kosmos Energy Ltd.	404,230	$671,022
Magnolia Oil & Gas Corp., Class A*	44,028	266,810
Marathon Petroleum Corp.†	3,387	126,606
National Oilwell Varco, Inc.†	90,186	1,104,778
Nordic American Tankers Ltd. (Bermuda)†	161,744	656,681
Patterson-UTI Energy, Inc.†	129,541	449,507
Phillips 66†	60,198	4,328,236
Range Resources Corp.†	291,351	1,640,306
Renewable Energy Group, Inc.*	8,754	216,924
Schlumberger Ltd. (Curacao)†	80,511	1,480,597
TechnipFMC PLC (United Kingdom)†	205,849	1,408,007
Vermilion Energy, Inc. (Canada)	13,220	58,961
Williams Cos., Inc. (The)†	47,351	900,616

		38,332,146

Food & Staples Retailing — 2.0%
Costco Wholesale Corp.	4,996	1,514,837
Kroger Co. (The)	15,204	514,655
Rite Aid Corp.†*	20,914	356,793
SpartanNash Co.	7,310	155,337
Sprouts Farmers Market, Inc.†*	19,298	493,836
Sysco Corp.	15,897	868,930
United Natural Foods, Inc.*	25,070	456,525
Walgreens Boots Alliance, Inc.†	20,070	850,767
Walmart, Inc.†	45,027	5,393,334
Weis Markets, Inc.	732	36,688

		10,641,702

Food, Beverage & Tobacco — 4.2%
Altria Group, Inc.†	54,381	2,134,454
Archer-Daniels-Midland Co.†	26,426	1,054,397
Brown-Forman Corp., Class B	289	18,398
Bunge Ltd. (Bermuda)†	15,630	642,862
Campbell Soup Co.†	46,131	2,289,482
Coca-Cola Co. (The)†	76,627	3,423,694
Conagra Brands, Inc.	3,791	133,329
Constellation Brands, Inc., Class A	8,006	1,400,650
General Mills, Inc.	6,658	410,466
Hershey Co. (The)†	11,077	1,435,801
Ingredion, Inc.	7	581
JM Smucker Co. (The)	7,791	824,366
John B. Sanfilippo & Son, Inc.	1,317	112,380
Kellogg Co.†	73	4,822
Kraft Heinz Co. (The)	12,723	405,736

GOTHAM ABSOLUTE RETURN FUND

Portfolio of Investments (Continued)

June 30, 2020

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Food, Beverage & Tobacco — (Continued)
Lamb Weston Holdings, Inc.†	2,508	$160,336
McCormick & Co., Inc., non-voting shares	3,640	653,052
Molson Coors Beverage Co., Class B†	14,481	497,567
Mondelez International, Inc., Class A†	23,660	1,209,736
National Beverage Corp.*	2,174	132,657
PepsiCo, Inc.†	20,438	2,703,130
Philip Morris International, Inc.†	19,792	1,386,628
SunOpta, Inc. (Canada)*	93	437
Tootsie Roll Industries, Inc.	2,262	77,519
TreeHouse Foods, Inc.*	18,992	831,850
Tyson Foods, Inc., Class A†	5,115	305,417
Vector Group Ltd.	4,125	41,498

		22,291,245

Health Care Equipment & Services — 9.1%
Abbott Laboratories†	14,223	1,300,409
Allscripts Healthcare Solutions, Inc.†*	31,976	216,478
AMN Healthcare Services, Inc.†*	4,297	194,396
Anthem, Inc.†	14,181	3,729,319
Baxter International, Inc.	7,783	670,116
Cardinal Health, Inc.†	35,678	1,862,035
Cerner Corp.†	15,995	1,096,457
Cigna Corp.	9,539	1,789,993
CONMED Corp.	10,186	733,290
CryoLife, Inc.*	510	9,777
CVS Health Corp.†	20,683	1,343,775
DaVita, Inc.†*	48,694	3,853,643
DENTSPLY SIRONA, Inc.†	27,895	1,229,054
Edwards Lifesciences Corp.*	3,002	207,468
Globus Medical, Inc., Class A*	3,616	172,519
HCA Healthcare, Inc.	4,691	455,308
Henry Schein, Inc.†*	12,754	744,706
Heska Corp.*	29	2,702
Hill-Rom Holdings, Inc.	2,979	327,035
Hologic, Inc.†*	29,275	1,668,675
Humana, Inc.	3,800	1,473,450
Integer Holdings Corp.†*	10,351	756,141
Integra LifeSciences Holdings Corp.*	178	8,364
Laboratory Corp. of America Holdings*	4,009	665,935
Lantheus Holdings, Inc.*	15,155	216,716

	Number of Shares	Value
COMMON STOCKS — (Continued)
Health Care Equipment & Services — (Continued)
Livongo Health, Inc.*	17,543	$1,319,058
Magellan Health, Inc.*	2,814	205,366
McKesson Corp.	4,900	751,758
MEDNAX, Inc.†*	7,590	129,789
Medtronic PLC (Ireland)†	77,642	7,119,771
Molina Healthcare, Inc.*	1,604	285,480
Natus Medical, Inc.†*	24,649	537,841
Nevro Corp.*	3,023	361,158
Omnicell, Inc.*	2,566	181,211
Patterson Cos., Inc.†	43,049	947,078
Select Medical Holdings Corp.†*	26,979	397,401
STERIS PLC (Ireland)	9,980	1,531,331
Stryker Corp.†	11,009	1,983,712
Teladoc Health, Inc.*	4,015	766,223
Tenet Healthcare Corp.*	25,133	455,159
Tivity Health, Inc.*	29,299	331,958
UnitedHealth Group, Inc.	8,152	2,404,432
Universal Health Services, Inc., Class B†	24,118	2,240,321
Vapotherm, Inc.*	3,079	126,208
West Pharmaceutical Services, Inc.	3,256	739,666
Zimmer Biomet Holdings, Inc.†	10,878	1,298,398

		48,841,080

Household & Personal Products — 1.9%
Church & Dwight Co., Inc.	2,219	171,529
Colgate-Palmolive Co.†	38,069	2,788,935
Edgewell Personal Care Co.*	24,533	764,448
elf Beauty, Inc.†*	23,482	447,802
Energizer Holdings, Inc.	134	6,364
Estee Lauder Cos., Inc. (The), Class A	6,548	1,235,477
Kimberly-Clark Corp.†	17,269	2,440,973
Procter & Gamble Co. (The)†	18,447	2,205,708

		10,061,236

Materials — 8.2%
Agnico Eagle Mines Ltd. (Canada)	13,868	888,384
Allegheny Technologies, Inc.†*	128,476	1,309,170
Amcor PLC (Jersey)†	43,613	445,289
Avery Dennison Corp.	4,261	486,137
Axalta Coating Systems Ltd. (Bermuda)†*	24,531	553,174
Ball Corp.	5,413	376,149
Boise Cascade Co.	6,067	228,180

GOTHAM ABSOLUTE RETURN FUND

Portfolio of Investments (Continued)

June 30, 2020

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Materials — (Continued)
Cabot Corp.	12,437	$460,791
Carpenter Technology Corp.	7,116	172,776
Celanese Corp.†	14,322	1,236,561
CF Industries Holdings, Inc.†	67,769	1,907,020
Chemours Co. (The)†	50,232	771,061
Commercial Metals Co.†	96,869	1,976,128
Compass Minerals International, Inc.	5,282	257,497
Corteva, Inc.†	33,723	903,439
Crown Holdings, Inc.†*	3,438	223,917
Domtar Corp.	260	5,489
Dow, Inc.†	21,174	863,052
DuPont de Nemours, Inc.†	36,760	1,953,059
Eastman Chemical Co.†	12,469	868,341
Ecolab, Inc.	3,281	652,755
Element Solutions, Inc.†*	17,606	191,025
Ferro Corp.*	14,957	178,587
First Majestic Silver Corp. (Canada)†*	54,641	543,678
FMC Corp.†	13,725	1,367,284
Franco-Nevada Corp. (Canada)	6,014	839,795
Freeport-McMoRan, Inc.	52,487	607,275
GCP Applied Technologies, Inc.*	1,214	22,556
Greif, Inc., Class A	2,172	74,739
Ingevity Corp.*	16,894	888,118
Innospec, Inc.†	9,269	716,030
International Flavors & Fragrances, Inc.	5,873	719,208
International Paper Co.†	42,338	1,490,721
Kaiser Aluminum Corp.	8,208	604,273
Kraton Corp.*	13,428	232,036
Linde PLC (Ireland)†	14,961	3,173,378
LyondellBasell Industries NV, Class A (Netherlands)†	15,000	985,800
Martin Marietta Materials, Inc.	3,873	800,046
Minerals Technologies, Inc.	844	39,609
Neenah, Inc.	488	24,136
NewMarket Corp.	1,908	764,116
Newmont Corp.†	10,074	621,969
Nucor Corp.	6,939	287,344
Nutrien Ltd. (Canada)	5,640	181,044
O-I Glass, Inc.	35,550	319,239
Packaging Corp. of America†	6,886	687,223
Pan American Silver Corp. (Canada)†	17,619	535,441
PolyOne Corp.†	62,121	1,629,434
PPG Industries, Inc.†	16,883	1,790,611

	Number of Shares	Value
COMMON STOCKS — (Continued)
Materials — (Continued)
Pretium Resources, Inc. (Canada)*	7,480	$62,832
Reliance Steel & Aluminum Co.†	10,354	982,905
Royal Gold, Inc.	1,193	148,314
Sealed Air Corp.	13,670	449,059
Sensient Technologies Corp.	7,040	367,206
Sonoco Products Co.	8,787	459,472
Southern Copper Corp.	5,393	214,480
SSR Mining, Inc. (Canada)*	57,532	1,227,158
Steel Dynamics, Inc.	2,070	54,006
Stepan Co.	1,546	150,117
Summit Materials, Inc., Class A†*	46,921	754,490
Teck Resources Ltd., Class B (Canada)†	34,676	361,324
Tredegar Corp.	2,281	35,127
Trinseo SA (Luxembourg)†	5,989	132,716
Valvoline, Inc.	9,151	176,889
Verso Corp., Class A	33,254	397,718
Wheaton Precious Metals Corp. (Canada)	3,342	147,215
Worthington Industries, Inc.	5,026	187,470
Yamana Gold, Inc. (Canada)	98,529	537,968

		43,699,550

Media & Entertainment — 8.2%
Alphabet, Inc., Class A*	6,185	8,770,639
Cargurus, Inc.*	1,766	44,768
Charter Communications, Inc., Class A†*	5,614	2,863,365
Cinemark Holdings, Inc.	21,975	253,811
Comcast Corp., Class A†	44,157	1,721,240
Discovery, Inc., Class A†*	24,770	522,647
DISH Network Corp., Class A*	31,539	1,088,411
Electronic Arts, Inc.*	6,968	920,124
EverQuote, Inc., Class A*	5,201	302,490
Facebook, Inc., Class A†*	38,375	8,713,811
Fox Corp., Class A	51,833	1,390,161
Gray Television, Inc.*	118	1,646
Interpublic Group of Cos., Inc. (The)†	72,102	1,237,270
Lions Gate Entertainment Corp., Class B (Canada)*	8,250	56,347
Live Nation Entertainment, Inc.*	335	14,851
Meet Group, Inc. (The)*	32,968	205,720
MSG Networks, Inc., Class A*	14,097	140,265
Netflix, Inc.*	2,744	1,248,630
News Corp., Class A†	118,075	1,400,369

GOTHAM ABSOLUTE RETURN FUND

Portfolio of Investments (Continued)

June 30, 2020

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Media & Entertainment — (Continued)
Omnicom Group, Inc.†	24,151	$1,318,645
QuinStreet, Inc.*	481	5,031
Sirius XM Holdings, Inc.	12,408	72,835
Snap, Inc., Class A†*	81,149	1,906,190
Take-Two Interactive Software, Inc.†*	12,558	1,752,720
Twitter, Inc.†*	75,782	2,257,546
Walt Disney Co. (The)†	34,445	3,840,962
Yelp, Inc.†*	14,638	338,577
Zillow Group, Inc., Class C†*	20,375	1,173,804

		43,562,875

Pharmaceuticals, Biotechnology & Life Sciences — 10.5%
AbbVie, Inc.†	48,523	4,763,988
Agilent Technologies, Inc.	2,620	231,529
Alexion Pharmaceuticals, Inc.†*	13,717	1,539,596
Anika Therapeutics, Inc.*	3,402	128,357
Arrowhead Pharmaceuticals, Inc.†*	9,367	404,561
Assembly Biosciences, Inc.*	822	19,169
Avantor, Inc.*	47,801	812,617
BioDelivery Sciences International, Inc.*	22,316	97,298
Biogen, Inc.†*	21,481	5,747,242
Bio-Rad Laboratories, Inc., Class A*	4,629	2,089,947
BioSpecifics Technologies Corp.*	4	245
Bristol-Myers Squibb Co.†	69,580	4,091,304
Bruker Corp.	1,455	59,189
Catalyst Pharmaceuticals, Inc.*	183	845
CEL-SCI Corp.*	1,916	28,587
Charles River Laboratories International, Inc.*	534	93,103
Coherus Biosciences, Inc.†*	21,257	379,650
Gilead Sciences, Inc.†	38,974	2,998,660
Illumina, Inc.*	1,038	384,423
ImmunoGen, Inc.†*	110,089	506,409
Innoviva, Inc.*	7,655	107,017
Inovio Pharmaceuticals, Inc.*	26,062	702,371
IQVIA Holdings, Inc.†*	14,963	2,122,950
Jazz Pharmaceuticals PLC (Ireland)*	5,231	577,189
Johnson & Johnson†	38,076	5,354,628
MacroGenics, Inc.*	561	15,663
Medpace Holdings, Inc.†*	2,810	261,386
Merck & Co., Inc.†	50,288	3,888,771
Mylan NV (Netherlands)†*	89,021	1,431,458
NantKwest, Inc.*	13,249	162,698
Natera, Inc.†*	43,447	2,166,267

	Number of Shares	Value
COMMON STOCKS — (Continued)
Pharmaceuticals, Biotechnology & Life Sciences — (Continued)
Neurocrine Biosciences, Inc.*	947	$115,534
Novavax, Inc.†*	47,067	3,923,034
PerkinElmer, Inc.	15,322	1,502,935
Pfizer, Inc.†	204,154	6,675,836
Prestige Consumer Healthcare, Inc.*	2,624	98,557
Protagonist Therapeutics, Inc.*	877	15,488
Retrophin, Inc.*	308	6,286
Sorrento Therapeutics, Inc.*	11,659	73,219
TG Therapeutics, Inc.†*	20,044	390,457
United Therapeutics Corp.†*	8,939	1,081,619
Vanda Pharmaceuticals, Inc.†*	23,693	271,048
Vaxart, Inc.*	3,477	30,771
VBI Vaccines, Inc. (Canada)*	42,542	131,880
Waters Corp.*	4,077	735,491
Y-mAbs Therapeutics, Inc.*	916	39,571

		56,258,843

Retailing — 9.9%
Aaron’s, Inc.	11,497	521,964
Amazon.com, Inc.*	3,171	8,748,218
Asbury Automotive Group, Inc.*	2,506	193,789
AutoNation, Inc.†*	10,930	410,749
AutoZone, Inc.*	1,696	1,913,292
Bed Bath & Beyond, Inc.†	90,193	956,046
Best Buy Co., Inc.†	28,837	2,516,605
Big Lots, Inc.	8,308	348,936
Booking Holdings, Inc.*	3,629	5,778,602
Buckle, Inc. (The)†	16,779	263,095
CarMax, Inc.*	7,059	632,133
Dollar General Corp.†	15,708	2,992,531
Dollar Tree, Inc.*	13,742	1,273,609
eBay, Inc.†	71,782	3,764,966
Gap, Inc. (The)†	22,187	280,000
Genuine Parts Co.†	5,396	469,236
Guess?, Inc.†	66,315	641,266
Home Depot, Inc. (The)†	10,643	2,666,178
Kohl’s Corp.	24,376	506,290
L Brands, Inc.†	61,936	927,182
LKQ Corp.†*	77,632	2,033,958
Lowe’s Cos., Inc.†	26,872	3,630,945
Murphy USA, Inc.*	4,986	561,374
National Vision Holdings, Inc.†*	15,666	478,126
Office Depot, Inc.	330,141	775,831

GOTHAM ABSOLUTE RETURN FUND

Portfolio of Investments (Continued)

June 30, 2020

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Retailing — (Continued)
PetMed Express, Inc.	687	$24,485
RH†*	7,935	1,975,021
Ross Stores, Inc.	7,989	680,982
Shutterstock, Inc.	257	8,987
Signet Jewelers Ltd. (Bermuda)†	104,274	1,070,894
Sleep Number Corp.†*	19,480	811,147
Sonic Automotive, Inc., Class A	29,484	940,834
Sportsman’s Warehouse Holdings, Inc.*	8,546	121,780
Stamps.com, Inc.*	7,441	1,366,837
Target Corp.†	7,972	956,082
Tractor Supply Co.	940	123,883
Ulta Beauty, Inc.*	2,555	519,738
Williams-Sonoma, Inc.	10,916	895,221
Zumiez, Inc.*	11,273	308,655

		53,089,467

Semiconductors & Semiconductor Equipment — 6.4%
Amkor Technology, Inc.†*	71,420	879,180
Applied Materials, Inc.†	39,821	2,407,179
Axcelis Technologies, Inc.*	8,536	237,728
Brooks Automation, Inc.†	2,748	121,572
Cirrus Logic, Inc.†*	30,453	1,881,386
Diodes, Inc.†*	6,461	327,573
Enphase Energy, Inc.*	53,433	2,541,808
First Solar, Inc.*	7,521	372,289
FormFactor, Inc.*	3,925	115,120
Impinj, Inc.*	3,383	92,931
Intel Corp.†	105,853	6,333,185
KLA Corp.	6,093	1,184,967
Lam Research Corp.†	2	647
Lattice Semiconductor Corp.†*	27,850	790,661
MACOM Technology Solutions Holdings, Inc.*	11,757	403,853
Maxim Integrated Products, Inc.†	25,471	1,543,797
Monolithic Power Systems, Inc.	2,879	682,323
NeoPhotonics Corp.*	4,144	36,799
NVIDIA Corp.	7,162	2,720,915
Photronics, Inc.†*	16,412	182,666
Power Integrations, Inc.	2,512	296,743
Qorvo, Inc.†*	18,039	1,993,851
Silicon Laboratories, Inc.*	4,898	491,122
Skyworks Solutions, Inc.†	18,400	2,352,624
SMART Global Holdings, Inc. (Cayman Islands)*	1,422	38,650

	Number of Shares	Value
COMMON STOCKS — (Continued)
Semiconductors & Semiconductor Equipment — (Continued)
Synaptics, Inc.†*	44,905	$2,699,689
Texas Instruments, Inc.	8,044	1,021,347
Ultra Clean Holdings, Inc.†*	34,588	782,726
Xilinx, Inc.†	15,838	1,558,301

		34,091,632

Software & Services — 15.9%
A10 Networks, Inc.*	3,160	21,520
Accenture PLC, Class A (Ireland)†	5,079	1,090,563
Adobe, Inc.*	3,484	1,516,620
Alarm.com Holdings, Inc.*	4,737	307,005
Alliance Data Systems Corp.†	17,304	780,756
American Software, Inc., Class A	289	4,555
Automatic Data Processing, Inc.†	38,657	5,755,641
Black Knight, Inc.*	3,825	277,542
Blackbaud, Inc.†	15,804	902,092
Broadridge Financial Solutions, Inc.	6,016	759,159
CACI International, Inc., Class A*	1,391	301,680
Cadence Design Systems, Inc.*	13,128	1,259,763
Cardtronics PLC, Class A (United Kingdom)*	11,726	281,189
CDK Global, Inc.	4,515	187,011
Citrix Systems, Inc.	13,414	1,984,065
CoreLogic, Inc.	2,512	168,857
Cornerstone OnDemand, Inc.*	12,940	498,966
Crowdstrike Holdings, Inc., Class A†*	2,467	247,415
Domo, Inc., Class B*	5,515	177,418
Euronet Worldwide, Inc.*	1,311	125,620
Fiserv, Inc.†*	11,632	1,135,516
FleetCor Technologies, Inc.†*	8,249	2,074,871
Fortinet, Inc.†*	15,371	2,109,977
Gartner, Inc.*	12,331	1,496,120
Global Payments, Inc.	4,446	754,131
GoDaddy, Inc., Class A*	10,436	765,272
International Business Machines Corp.†	26,005	3,140,624
Intuit, Inc	4,110	1,217,341
Jack Henry & Associates, Inc.	4,989	918,126
Leidos Holdings, Inc.†	8,512	797,319
LiveRamp Holdings, Inc.*	10,430	442,962
Mastercard, Inc., Class A	5,331	1,576,377
Microsoft Corp.†	44,195	8,994,124
MicroStrategy, Inc., Class A*	3,616	427,737
MobileIron, Inc.*	415	2,046

GOTHAM ABSOLUTE RETURN FUND

Portfolio of Investments (Continued)

June 30, 2020

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Software & Services — (Continued)
Model N, Inc.*	5,801	$201,643
NIC, Inc.	1,607	36,897
NortonLifeLock, Inc.†	158,988	3,152,732
Nuance Communications, Inc.†*	5,661	143,252
Oracle Corp.†	171,772	9,493,838
PagerDuty, Inc.*	5,972	170,919
Paychex, Inc.†	36,401	2,757,376
Paylocity Holding Corp.†*	2,094	305,494
PayPal Holdings, Inc.†*	10,975	1,912,174
Perspecta, Inc.	12,124	281,641
Progress Software Corp.	6,956	269,545
PTC, Inc.†*	19,777	1,538,453
QAD, Inc., Class A	171	7,059
Qualys, Inc.†*	3,848	400,269
Sailpoint Technologies Holdings, Inc.*	27,379	724,722
Science Applications International Corp.†	22,984	1,785,397
ServiceNow, Inc.†*	10,929	4,426,901
SPS Commerce, Inc.†*	16,981	1,275,613
Square, Inc., Class A*	14,652	1,537,581
SS&C Technologies Holdings, Inc.†	34,248	1,934,327
SVMK, Inc.*	21,086	496,364
Synopsys, Inc.*	7,927	1,545,765
Teradata Corp.*	12,702	264,202
Tyler Technologies, Inc.*	898	311,498
VeriSign, Inc.*	3,755	776,647
Veritone, Inc.*	5,590	83,067
Virtusa Corp.*	5,583	181,280
Visa, Inc., Class A†	16,374	3,162,966
Western Union Co. (The)†	62,370	1,348,439
WEX, Inc.†*	2,042	336,950
Workday, Inc., Class A*	5,140	963,030
Workiva, Inc.*	1,039	55,576
Xperi Holding Corp.†	26,287	387,996
Zoom Video Communications, Inc., Class A*	793	201,057

		84,970,650

Technology Hardware & Equipment — 7.2%
Amphenol Corp., Class A†	8,345	799,534
Apple, Inc.†	24,222	8,836,186
Arista Networks, Inc.*	2,773	582,413
Arrow Electronics, Inc.†*	30,013	2,061,593
Avnet, Inc.†	28,770	802,251

	Number of Shares	Value
COMMON STOCKS — (Continued)
Technology Hardware & Equipment — (Continued)
Badger Meter, Inc.†	10,787	$678,718
Belden, Inc.†	5,324	173,296
Calix, Inc.*	13	194
Cisco Systems, Inc.†	82,968	3,869,628
Corning, Inc.†	43,552	1,127,997
Dell Technologies, Inc., Class C*	2,222	122,077
Diebold Nixdorf, Inc.†*	103,816	629,125
EchoStar Corp., Class A†*	43,651	1,220,482
FARO Technologies, Inc.*	1,706	91,442
FLIR Systems, Inc.	26,410	1,071,454
Hewlett Packard Enterprise Co.†	66,261	644,720
HP, Inc.†	144,107	2,511,785
InterDigital, Inc.	5,140	291,078
Juniper Networks, Inc.†	13,028	297,820
Knowles Corp.*	340	5,188
Lumentum Holdings, Inc.†*	33,368	2,717,156
Methode Electronics, Inc.	26	813
NCR Corp.†*	17,877	309,630
NetApp, Inc.†	34,672	1,538,397
OSI Systems, Inc.*	4,957	369,990
Sanmina Corp.*	20,532	514,121
Seagate Technology PLC (Ireland)	21,918	1,061,050
SYNNEX Corp.†	5,217	624,840
TE Connectivity Ltd. (Switzerland)†	13,323	1,086,491
Tech Data Corp.*	2,165	313,925
Ubiquiti, Inc.	2,696	470,614
Vishay Intertechnology, Inc.	7,156	109,272
Western Digital Corp.†	35,741	1,577,965
Xerox Holdings Corp.†	116,600	1,782,814
Zebra Technologies Corp., Class A†*	1,688	432,044

		38,726,103

Telecommunication Services — 1.7%
AT&T, Inc.†	146,488	4,428,332
CenturyLink, Inc.	178	1,785
Iridium Communications, Inc.†*	17,008	432,684
T-Mobile US, Inc.†*	17,726	1,846,163
Verizon Communications, Inc.†	40,796	2,249,083

		8,958,047

Transportation — 2.8%
ArcBest Corp.	17,304	458,729
CH Robinson Worldwide, Inc.	7,113	562,354
CSX Corp.†	22,279	1,553,737

GOTHAM ABSOLUTE RETURN FUND

Portfolio of Investments (Continued)

June 30, 2020

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Transportation — (Continued)
Echo Global Logistics, Inc.*	9,235	$199,661
Expeditors International of Washington, Inc.†	19,490	1,482,020
Hub Group, Inc., Class A†*	9,416	450,650
Kansas City Southern†	10,323	1,541,121
Kirby Corp.*	5,381	288,206
Norfolk Southern Corp.†	17,615	3,092,666
Old Dominion Freight Line, Inc.	4,320	732,629
Schneider National, Inc., Class B†	27,980	690,267
SkyWest, Inc.	37,844	1,234,471
Southwest Airlines Co.†	51,975	1,776,505
Werner Enterprises, Inc.	9,476	412,490
XPO Logistics, Inc.*	7,750	598,688

		15,074,194

Utilities — 2.8%
American Water Works Co., Inc.	796	102,413
Dominion Energy, Inc.†	48,133	3,907,437
Duke Energy Corp.	9,105	727,398
Evergy, Inc.†	26,560	1,574,742
Exelon Corp.	49,262	1,787,718
FirstEnergy Corp.†	34,182	1,325,578
MDU Resources Group, Inc.†	24,949	553,369
NiSource, Inc.	695	15,804
Northwest Natural Holding Co.	4,450	248,265
NRG Energy, Inc.†	36,672	1,194,040
OGE Energy Corp.	13,969	424,099
PPL Corp.†	38,481	994,349
Public Service Enterprise Group, Inc.†	9,005	442,686
Southern Co. (The)†	27,679	1,435,156

		14,733,054

TOTAL COMMON STOCKS (Cost $583,083,044)		646,810,592

	Par Value	Value
CORPORATE BONDS AND NOTES — 0.0%
Capital Goods — 0.0%
Mueller Industries, Inc. 6.00%, 03/01/2027	$785	$767

TOTAL CORPORATE BONDS AND NOTES (Cost $785)		767

TOTAL LONG POSITIONS — 121.1%		646,811,359

(Cost $583,083,829)

	Number of Shares
SHORT POSITIONS — (60.8)%
COMMON STOCKS — (60.8)%
Automobiles & Components — (1.0)%
Dorman Products, Inc.*	(7,808)	(523,683)
Fiat Chrysler Automobiles NV (Netherlands)*	(27,910)	(285,798)
Fox Factory Holding Corp.*	(30,077)	(2,484,661)
LCI Industries	(11,736)	(1,349,405)
Standard Motor Products, Inc.	(2,438)	(100,446)
Thor Industries, Inc.	(5,379)	(573,025)
Winnebago Industries, Inc.	(1,906)	(126,978)
XPEL, Inc.*	(832)	(13,012)

		(5,457,008)

Capital Goods — (6.2)%
AeroVironment, Inc.*	(962)	(76,604)
Alamo Group, Inc.	(3,731)	(382,950)
Allison Transmission Holdings, Inc.	(7,589)	(279,123)
Ameresco, Inc., Class A*	(5,844)	(162,346)
Argan, Inc.	(9,368)	(443,856)
Astec Industries, Inc.	(4,431)	(205,200)
Beacon Roofing Supply, Inc.*	(17,847)	(470,625)
BMC Stock Holdings, Inc.*	(476)	(11,967)
Boeing Co. (The)	(4,546)	(833,282)
Construction Partners, Inc., Class A*	(13,905)	(246,953)
Cubic Corp.	(9,267)	(445,094)
EMCOR Group, Inc.	(12,749)	(843,219)
EnerSys	(13,531)	(871,126)
Fastenal Co.	(10,269)	(439,924)
Federal Signal Corp.	(8,375)	(248,989)
Generac Holdings, Inc.*	(1,581)	(192,771)
Hillenbrand, Inc.	(46,145)	(1,249,145)
Hyster-Yale Materials Handling, Inc.	(5,331)	(206,096)
Ingersoll Rand, Inc.*	(123,467)	(3,471,892)
Jacobs Engineering Group, Inc.	(9,755)	(827,224)

GOTHAM ABSOLUTE RETURN FUND

Portfolio of Investments (Continued)

June 30, 2020

(Unaudited)

	Number
	of Shares	Value
COMMON STOCKS — (Continued)
Capital Goods — (Continued)
JELD-WEN Holding, Inc.*	(15,386)	$(247,868)
Kennametal, Inc.	(48,697)	(1,398,091)
Kratos Defense & Security Solutions, Inc.*	(23,177)	(362,257)
Lennox International, Inc.	(4,417)	(1,029,117)
Masonite International Corp. (Canada)*	(58)	(4,511)
Maxar Technologies, Inc.	(10,747)	(193,016)
Meritor, Inc.*	(21,344)	(422,611)
Moog, Inc., Class A	(3,566)	(188,927)
Mueller Water Products, Inc., Class A	(118,168)	(1,114,324)
Navistar International Corp.*	(8,740)	(246,468)
Nordson Corp.	(6,504)	(1,233,874)
NV5 Global, Inc.*	(18,721)	(951,588)
Parker-Hannifin Corp.	(996)	(182,537)
Patrick Industries, Inc.	(5,733)	(351,146)
PGT Innovations, Inc.*	(26,150)	(410,032)
Proto Labs, Inc.*	(3,277)	(368,564)
Resideo Technologies, Inc.*	(98,161)	(1,150,447)
Spirit AeroSystems Holdings, Inc., Class A	(111,826)	(2,677,114)
Stanley Black & Decker, Inc.	(21,233)	(2,959,456)
Sunrun, Inc.*	(171,796)	(3,387,817)
Timken Co. (The)	(1,452)	(66,051)
Trex Co., Inc.*	(913)	(118,754)
Vectrus, Inc.*	(3,051)	(149,896)
Vicor Corp.*	(9,265)	(666,617)
Vivint Solar, Inc.*	(119,446)	(1,182,515)
WESCO International, Inc.*	(5,236)	(183,836)
Woodward, Inc.	(460)	(35,673)

		(33,191,493)

Commercial & Professional Services — (1.0)%
Casella Waste Systems, Inc., Class A*	(13,339)	(695,229)
Cintas Corp.	(3,971)	(1,057,716)
FTI Consulting, Inc.*	(3,180)	(364,269)
HNI Corp.	(1,245)	(38,060)
Huron Consulting Group, Inc.*	(63)	(2,788)
ICF International, Inc.	(3,020)	(195,787)
Insperity, Inc.	(11,653)	(754,299)
KAR Auction Services, Inc.	(34,015)	(468,046)
Korn Ferry	(7,902)	(242,828)
Ritchie Bros Auctioneers, Inc. (Canada)	(3,722)	(152,044)

	Number
	of Shares	Value
COMMON STOCKS — (Continued)
Commercial & Professional Services — (Continued)
Rollins, Inc.	(10,806)	$(458,066)
TrueBlue, Inc.*	(11,077)	(169,146)
US Ecology, Inc.	(29,118)	(986,518)

		(5,584,796)

Consumer Durables & Apparel — (2.2)%
BRP, Inc., sub-voting shares (Canada)	(1,864)	(79,369)
Callaway Golf Co.	(10,689)	(187,164)
Columbia Sportswear Co.	(12,403)	(999,434)
Crocs, Inc.*	(65,828)	(2,423,787)
GoPro, Inc., Class A*	(97,042)	(461,920)
Hasbro, Inc.	(10,327)	(774,009)
Lululemon Athletica, Inc.*	(9,116)	(2,844,283)
Oxford Industries, Inc.	(1,520)	(66,895)
Purple Innovation, Inc.*	(10,350)	(186,300)
Skechers U.S.A., Inc., Class A*	(50,594)	(1,587,640)
Smith & Wesson Brands, Inc.*	(29,948)	(644,481)
Sturm Ruger & Co., Inc.	(4,077)	(309,852)
Under Armour, Inc., Class C*	(2,146)	(18,971)
Vista Outdoor, Inc.*	(22,035)	(318,406)
Wolverine World Wide, Inc.	(21,752)	(517,915)
YETI Holdings, Inc.*	(3,405)	(145,496)

		(11,565,922)

Consumer Services — (2.9)%
Aramark	(10,267)	(231,726)
Cheesecake Factory, Inc. (The)	(64,610)	(1,480,861)
Churchill Downs, Inc.	(2,660)	(354,179)
Cracker Barrel Old Country Store, Inc.	(1,692)	(187,660)
Dave & Buster’s Entertainment, Inc.	(72,069)	(960,680)
Everi Holdings, Inc.*	(42,719)	(220,430)
K12, Inc.*	(65,501)	(1,784,247)
Monarch Casino & Resort, Inc.*	(7,612)	(259,417)
Norwegian Cruise Line Holdings Ltd. (Bermuda)*	(140,460)	(2,307,758)
Papa John’s International, Inc.	(6,787)	(538,956)
Royal Caribbean Cruises Ltd. (Liberia)	(47,248)	(2,376,574)
SeaWorld Entertainment, Inc.*	(12,651)	(187,361)
ServiceMaster Global Holdings, Inc.*	(17,746)	(633,355)
Texas Roadhouse, Inc.	(24,540)	(1,290,068)
Vail Resorts, Inc.	(3,510)	(639,346)
Wendy’s Co. (The)	(14,982)	(326,308)
Wingstop, Inc.	(3,963)	(550,738)

GOTHAM ABSOLUTE RETURN FUND

Portfolio of Investments (Continued)

June 30, 2020

(Unaudited)

	Number
	of Shares	Value
COMMON STOCKS — (Continued)
Consumer Services — (Continued)
Wynn Resorts Ltd.	(14,258)	$(1,062,078)

		(15,391,742)

Energy — (4.8)%
Antero Resources Corp.*	(80,769)	(205,153)
Cabot Oil & Gas Corp.	(81,565)	(1,401,287)
Comstock Resources, Inc.*	(540)	(2,365)
Delek US Holdings, Inc.	(153,848)	(2,678,494)
Diamondback Energy, Inc.	(8,746)	(365,758)
Enbridge, Inc. (Canada)	(20,828)	(633,588)
EQT Corp.	(187,460)	(2,230,774)
Equitrans Midstream Corp.	(56,524)	(469,714)
Hess Corp.	(15,375)	(796,579)
Liberty Oilfield Services, Inc., Class A	(2,734)	(14,982)
National Energy Services Reunited Corp. (British Virgin Islands)*	(3,595)	(24,734)
NexGen Energy Ltd. (Canada)*	(977)	(1,260)
NexTier Oilfield Solutions, Inc.*	(52,780)	(129,311)
Noble Energy, Inc.	(13,682)	(122,591)
Northern Oil and Gas, Inc.*	(337,074)	(282,771)
Occidental Petroleum Corp.	(144,137)	(2,637,707)
Oceaneering International, Inc.*	(28,846)	(184,326)
Par Pacific Holdings, Inc.*	(38,777)	(348,605)
Parsley Energy, Inc., Class A	(199,984)	(2,135,829)
PDC Energy, Inc.*	(47,292)	(588,312)
Pembina Pipeline Corp. (Canada)	(50,397)	(1,259,925)
REX American Resources Corp.*	(7)	(486)
RPC, Inc.*	(127,429)	(392,481)
SFL Corp. Ltd. (Bermuda)	(31,582)	(293,397)
Southwestern Energy Co.*	(1,291,960)	(3,307,418)
Talos Energy, Inc.*	(10,925)	(100,510)
TC Energy Corp. (Canada)	(79,016)	(3,386,626)
WPX Energy, Inc.*	(241,934)	(1,543,539)

		(25,538,522)

Food & Staples Retailing — (0.4)%
Chefs’ Warehouse, Inc. (The)*	(11,593)	(157,433)
Grocery Outlet Holding Corp.*	(151)	(6,161)
Performance Food Group Co.*	(52,522)	(1,530,491)
PriceSmart, Inc.	(3,481)	(210,009)

		(1,904,094)

Food, Beverage & Tobacco — (1.4)%
B&G Foods, Inc.	(20,354)	(496,231)
Boston Beer Co., Inc. (The), Class A*	(349)	(187,291)
Calavo Growers, Inc.	(8,328)	(523,914)

	Number
	of Shares	Value
COMMON STOCKS — (Continued)
Food, Beverage & Tobacco — (Continued)
Freshpet, Inc.*	(9,587)	$(802,048)
Hostess Brands, Inc.*	(45,624)	(557,525)
MGP Ingredients, Inc.	(14,935)	(548,189)
Pilgrim’s Pride Corp.*	(43,990)	(742,991)
Primo Water Corp. (Canada)	(98,712)	(1,357,290)
Sanderson Farms, Inc.	(8,231)	(953,891)
Simply Good Foods Co. (The)*	(50,106)	(930,969)
Universal Corp.	(11,823)	(502,596)

		(7,602,935)

Health Care Equipment & Services — (5.9)%
1Life Healthcare, Inc.*	(16,674)	(605,600)
ABIOMED, Inc.*	(5,004)	(1,208,766)
Acadia Healthcare Co., Inc.*	(6,776)	(170,213)
Align Technology, Inc.*	(3,539)	(971,243)
Amedisys, Inc.*	(4,765)	(946,043)
Avanos Medical, Inc.*	(19,903)	(584,949)
Axogen, Inc.*	(37,749)	(348,801)
BioTelemetry, Inc.*	(27,673)	(1,250,543)
Brookdale Senior Living, Inc.*	(45,139)	(133,160)
Cantel Medical Corp.	(24,348)	(1,076,912)
Cardiovascular Systems, Inc.*	(7,422)	(234,164)
Centene Corp.*	(25,248)	(1,604,510)
Cooper Cos., Inc. (The)	(6,098)	(1,729,637)
Covetrus, Inc.*	(38,334)	(685,795)
Encompass Health Corp.	(27,831)	(1,723,574)
Ensign Group, Inc. (The)	(4,265)	(178,490)
Evolent Health, Inc., Class A*	(55,384)	(394,334)
GenMark Diagnostics, Inc.*	(16,478)	(242,391)
Glaukos Corp.*	(43,612)	(1,675,573)
HealthEquity, Inc.*	(25,867)	(1,517,617)
HMS Holdings Corp.*	(947)	(30,673)
ICU Medical, Inc.*	(1,612)	(297,108)
IDEXX Laboratories, Inc.*	(1,639)	(541,132)
Inovalon Holdings, Inc., Class A*	(8,709)	(167,735)
LeMaitre Vascular, Inc.	(29)	(766)
LHC Group, Inc.*	(15,494)	(2,700,914)
LivaNova PLC (United Kingdom)*	(23,223)	(1,117,723)
Meridian Bioscience, Inc.*	(7,569)	(176,282)
Merit Medical Systems, Inc.*	(27,200)	(1,241,680)
Mesa Laboratories, Inc.	(2,794)	(605,739)
Neogen Corp.*	(302)	(23,435)
Novocure Ltd. (Jersey)*	(577)	(34,216)
NuVasive, Inc.*	(5,838)	(324,943)
OraSure Technologies, Inc.*	(18,976)	(220,691)

GOTHAM ABSOLUTE RETURN FUND

Portfolio of Investments (Continued)

June 30, 2020

(Unaudited)

	Number
	of Shares	Value
COMMON STOCKS — (Continued)
Health Care Equipment & Services — (Continued)
OrthoPediatrics Corp.*	(76)	$(3,326)
Penumbra, Inc.*	(9,022)	(1,613,314)
PetIQ, Inc.*	(40,941)	(1,426,384)
Phreesia, Inc.*	(25)	(707)
RadNet, Inc.*	(28,812)	(457,246)
Simulations Plus, Inc.	(2,602)	(155,652)
STAAR Surgical Co.*	(12,189)	(750,111)
Tabula Rasa HealthCare, Inc.*	(20,119)	(1,101,113)
Tactile Systems Technology, Inc.*	(1,982)	(82,114)
US Physical Therapy, Inc.	(3,361)	(272,308)
Vocera Communications, Inc.*	(26,969)	(571,743)
Zynex, Inc.*	(21,952)	(545,946)

		(31,745,316)

Household & Personal Products — (0.4)%
BellRing Brands, Inc., Class A*	(8,049)	(160,497)
Central Garden & Pet Co., Class A*	(24,115)	(814,846)
Coty, Inc., Class A	(75,383)	(336,962)
Inter Parfums, Inc.	(44)	(2,119)
WD-40 Co.	(4,106)	(814,220)

		(2,128,644)

Materials — (4.8)%
Alamos Gold, Inc., Class A (Canada)	(28,485)	(267,189)
Albemarle Corp.	(21,806)	(1,683,641)
Balchem Corp.	(5,581)	(529,414)
Berry Global Group, Inc.*	(17,350)	(768,952)
Cleveland-Cliffs, Inc.	(348,914)	(1,926,005)
Eagle Materials, Inc.	(4,383)	(307,774)
Equinox Gold Corp. (Canada)*	(55,621)	(624,068)
Fortuna Silver Mines, Inc. (Canada)*	(389,942)	(1,984,805)
Graphic Packaging Holding Co.	(7,941)	(111,095)
H.B. Fuller Co.	(5,738)	(255,915)
Hudbay Minerals, Inc. (Canada)	(39,747)	(120,433)
Kinross Gold Corp. (Canada)*	(207,888)	(1,500,951)
Kirkland Lake Gold Ltd. (Canada)	(102,853)	(4,241,658)
Kronos Worldwide, Inc.	(146)	(1,520)
Livent Corp.*	(299,735)	(1,846,368)
Methanex Corp. (Canada)	(44,656)	(807,380)
Mosaic Co. (The)	(154,841)	(1,937,061)
Myers Industries, Inc.	(1,726)	(25,113)
New Gold, Inc. (Canada)*	(198,885)	(268,495)
Olin Corp.	(32,199)	(369,967)
PQ Group Holdings, Inc.*	(999)	(13,227)
Quaker Chemical Corp.	(6,697)	(1,243,298)

	Number
	of Shares	Value
COMMON STOCKS — (Continued)
Materials — (Continued)
Ranpak Holdings Corp.*	(617)	$(4,590)
Schnitzer Steel Industries, Inc., Class A	(1,371)	(24,184)
Schweitzer-Mauduit International, Inc.	(191)	(6,381)
Tronox Holdings PLC, Class A (United Kingdom)	(139,860)	(1,009,789)
United States Steel Corp.	(83,261)	(601,144)
Vulcan Materials Co.	(9,719)	(1,125,946)
Warrior Met Coal, Inc.	(32,012)	(492,665)
Westlake Chemical Corp.	(17,592)	(943,811)
WR Grace & Co.	(10,815)	(549,510)

		(25,592,349)

Media & Entertainment — (1.2)%
Eventbrite, Inc., Class A*	(29,821)	(255,566)
EW Scripps Co. (The), Class A	(19,790)	(173,162)
Glu Mobile, Inc.*	(82,631)	(765,989)
John Wiley & Sons, Inc., Class A	(3,923)	(152,997)
Madison Square Garden Sports Corp.*	(6,428)	(944,209)
Roku, Inc.*	(1,568)	(182,719)
Sciplay Corp., Class A*	(2,006)	(29,749)
Sinclair Broadcast Group, Inc., Class A	(53,106)	(980,337)
TEGNA, Inc.	(39,197)	(436,655)
TripAdvisor, Inc.	(12,195)	(231,827)
ViacomCBS, Inc., Class B	(98,574)	(2,298,746)
WideOpenWest, Inc.*	(587)	(3,093)

		(6,455,049)

Pharmaceuticals, Biotechnology & Life Sciences — (7.0)%
Aerie Pharmaceuticals, Inc.*	(7,981)	(117,800)
Agenus, Inc.*	(40,926)	(160,839)
Akcea Therapeutics, Inc.*	(2,125)	(29,112)
Akebia Therapeutics, Inc.*	(34,553)	(469,230)
Alector, Inc.*	(18,161)	(443,855)
Alkermes PLC (Ireland)*	(33,408)	(648,282)
Allogene Therapeutics, Inc.*	(9,096)	(389,491)
Amgen, Inc.	(7,227)	(1,704,560)
ANI Pharmaceuticals, Inc.*	(9,205)	(297,690)
Apellis Pharmaceuticals, Inc.*	(12,908)	(421,575)
Arena Pharmaceuticals, Inc.*	(5,680)	(357,556)
Arvinas, Inc.*	(10,062)	(337,479)
Aurinia Pharmaceuticals, Inc. (Canada)*	(30,706)	(498,972)
Avrobio, Inc.*	(680)	(11,866)

GOTHAM ABSOLUTE RETURN FUND

Portfolio of Investments (Continued)

June 30, 2020

(Unaudited)

	Number
	of Shares	Value
COMMON STOCKS — (Continued)
Pharmaceuticals, Biotechnology & Life Sciences — (Continued)
BELLUS Health, Inc. (Canada)*	(1,988)	$(20,457)
Bluebird Bio, Inc.*	(13,706)	(836,614)
Bridgebio Pharma, Inc.*	(16,189)	(527,923)
Cara Therapeutics, Inc.*	(11,159)	(190,819)
CareDx, Inc.*	(11,285)	(399,828)
Codexis, Inc.*	(35,031)	(399,353)
Deciphera Pharmaceuticals, Inc.*	(15,259)	(911,267)
Denali Therapeutics, Inc.*	(27,606)	(667,513)
Dicerna Pharmaceuticals, Inc.*	(7,421)	(188,493)
Eagle Pharmaceuticals, Inc.*	(24)	(1,152)
Eidos Therapeutics, Inc.*	(1,624)	(77,416)
Eli Lilly & Co.	(7,215)	(1,184,559)
Emergent BioSolutions, Inc.*	(3,637)	(287,614)
Epizyme, Inc.*	(26,152)	(420,001)
Esperion Therapeutics, Inc.*	(16,582)	(850,822)
Exelixis, Inc.*	(23,359)	(554,543)
FibroGen, Inc.*	(26,638)	(1,079,638)
Flexion Therapeutics, Inc.*	(13,382)	(175,973)
Gossamer Bio, Inc.*	(18,098)	(235,274)
Horizon Therapeutics PLC (Ireland)*	(21,109)	(1,173,238)
Intersect ENT, Inc.*	(23,573)	(319,178)
Invitae Corp.*	(41,500)	(1,257,035)
Ionis Pharmaceuticals, Inc.*	(31,652)	(1,866,202)
Iovance Biotherapeutics, Inc.*	(16,249)	(446,035)
Ligand Pharmaceuticals, Inc.*	(10,495)	(1,173,866)
Luminex Corp.	(16,594)	(539,803)
MeiraGTx Holdings PLC (Cayman Islands)*	(28)	(351)
Mirum Pharmaceuticals, Inc.*	(5)	(97)
Molecular Templates, Inc.*	(3,259)	(44,942)
Myovant Sciences Ltd. (Bermuda)*	(19,154)	(394,955)
Myriad Genetics, Inc.*	(79,279)	(899,024)
NanoString Technologies, Inc.*	(17,790)	(522,136)
NeoGenomics, Inc.*	(29,602)	(917,070)
NGM Biopharmaceuticals, Inc.*	(5,878)	(116,032)
Pacific Biosciences of California, Inc.*	(155,287)	(535,740)
Pacira BioSciences, Inc.*	(1,415)	(74,245)
Perrigo Co. PLC (Ireland)	(41,839)	(2,312,442)
PRA Health Sciences, Inc.*	(9,008)	(876,388)
Prevail Therapeutics, Inc.*	(1,011)	(15,064)
Principia Biopharma, Inc.*	(9,841)	(588,393)
Prothena Corp. PLC (Ireland)*	(139)	(1,454)

	Number
	of Shares	Value
COMMON STOCKS — (Continued)
Pharmaceuticals, Biotechnology & Life Sciences — (Continued)
PTC Therapeutics, Inc.*	(24,306)	$(1,233,286)
Reata Pharmaceuticals, Inc., Class A*	(6,382)	(995,720)
REGENXBIO, Inc.*	(39,544)	(1,456,406)
Revance Therapeutics, Inc.*	(10,423)	(254,530)
Sage Therapeutics, Inc.*	(6,848)	(284,740)
Scholar Rock Holding Corp.*	(17)	(310)
Supernus Pharmaceuticals, Inc.*	(10,960)	(260,300)
Syneos Health, Inc.*	(18,378)	(1,070,518)
Theravance Biopharma, Inc. (Cayman Islands)*	(18,047)	(378,807)
Tricida, Inc.*	(17,225)	(473,343)
Ultragenyx Pharmaceutical, Inc.*	(2,582)	(201,964)
Veracyte, Inc.*	(520)	(13,468)
Xencor, Inc.*	(17,248)	(558,663)
Zymeworks, Inc. (Canada)*	(32,160)	(1,160,011)

		(37,313,322)

Retailing — (3.2)%
Advance Auto Parts, Inc.	(10,773)	(1,534,614)
American Eagle Outfitters, Inc.	(8,242)	(89,838)
At Home Group, Inc.*	(14,010)	(90,925)
Boot Barn Holdings, Inc.*	(24,046)	(518,432)
Burlington Stores, Inc.*	(4,433)	(872,991)
Core-Mark Holding Co., Inc.	(12,972)	(323,716)
Designer Brands, Inc., Class A	(2,611)	(17,676)
Dick’s Sporting Goods, Inc.	(34,951)	(1,442,078)
Expedia Group, Inc.	(2,919)	(239,942)
Five Below, Inc.*	(15,931)	(1,703,183)
Grubhub, Inc.*	(11,510)	(809,153)
Hudson Ltd., Class A (Bermuda)*	(1,948)	(9,487)
Lithia Motors, Inc., Class A	(5,499)	(832,164)
Monro, Inc.	(35,283)	(1,938,448)
Nordstrom, Inc.	(22,341)	(346,062)
Ollie’s Bargain Outlet Holdings, Inc.*	(3,828)	(373,804)
Qurate Retail, Inc.*	(110,933)	(1,053,864)
Sally Beauty Holdings, Inc.*	(53,412)	(669,252)
Stitch Fix, Inc., Class A*	(29,448)	(734,433)
Tiffany & Co.	(19,014)	(2,318,567)
TJX Cos., Inc. (The)	(14,310)	(723,514)
Urban Outfitters, Inc.*	(39,643)	(603,366)

		(17,245,509)

Semiconductors & Semiconductor Equipment — (3.2)%
Advanced Energy Industries, Inc.*	(26,156)	(1,773,115)

GOTHAM ABSOLUTE RETURN FUND

Portfolio of Investments (Continued)

June 30, 2020

(Unaudited)

	Number
	of Shares	Value
COMMON STOCKS — (Continued)
Semiconductors & Semiconductor Equipment — (Continued)
Ambarella, Inc. (Cayman Islands)*	(267)	$(12,229)
Analog Devices, Inc.	(23,026)	(2,823,909)
Broadcom, Inc.	(509)	(160,645)
Cree, Inc.*	(41,758)	(2,471,656)
Entegris, Inc.	(24,535)	(1,448,792)
Ichor Holdings Ltd. (Cayman Islands)*	(6,316)	(167,879)
MaxLinear, Inc.*	(13,314)	(285,718)
Microchip Technology, Inc.	(2,541)	(267,593)
ON Semiconductor Corp.*	(45,924)	(910,214)
Onto Innovation, Inc.*	(17,660)	(601,146)
QUALCOMM, Inc.	(33,161)	(3,024,615)
Semtech Corp.*	(11,795)	(615,935)
Teradyne, Inc.	(25,684)	(2,170,555)
Universal Display Corp.	(3,665)	(548,357)

		(17,282,358)

Software & Services — (7.0)%
8x8, Inc.*	(140,140)	(2,242,240)
Akamai Technologies, Inc.*	(3,755)	(402,123)
Altair Engineering, Inc., Class A*	(22,494)	(894,136)
Aspen Technology, Inc.*	(1,555)	(161,114)
Avaya Holdings Corp.*	(79,468)	(982,224)
Benefitfocus, Inc.*	(43,121)	(463,982)
BlackBerry Ltd. (Canada)*	(69,457)	(339,645)
Booz Allen Hamilton Holding Corp.	(19,054)	(1,482,211)
Ceridian HCM Holding, Inc.*	(4,996)	(396,033)
CommVault Systems, Inc.*	(18,657)	(722,026)
Conduent, Inc.*	(185,005)	(442,162)
CSG Systems International, Inc.	(4,026)	(166,636)
Digital Turbine, Inc.*	(37,311)	(468,999)
DXC Technology Co.	(76,508)	(1,262,382)
Endurance International Group Holdings, Inc.*	(2,766)	(11,147)
Envestnet, Inc.*	(9,090)	(668,479)
Fidelity National Information Services, Inc.	(26,245)	(3,519,192)
FireEye, Inc.*	(12,174)	(148,218)
ForeScout Technologies, Inc.*	(72,546)	(1,537,975)
Globant SA (Luxembourg)*	(3,877)	(580,968)
Guidewire Software, Inc.*	(1,554)	(172,261)
I3 Verticals, Inc., Class A*	(204)	(6,171)
LivePerson, Inc.*	(36,904)	(1,528,933)
Manhattan Associates, Inc.*	(14,238)	(1,341,220)
ManTech International Corp., Class A	(4,187)	(286,768)

	Number
	of Shares	Value
COMMON STOCKS — (Continued)
Software & Services — (Continued)
Medallia, Inc.*	(29,657)	$(748,543)
Nutanix, Inc., Class A*	(91,040)	(2,158,103)
Palo Alto Networks, Inc.*	(17,172)	(3,943,893)
Paysign, Inc.*	(859)	(8,341)
Ping Identity Holding Corp.*	(17,297)	(555,061)
Proofpoint, Inc.*	(9,367)	(1,040,861)
PROS Holdings, Inc.*	(16,088)	(714,790)
Sabre Corp.	(31,211)	(251,561)
Slack Technologies, Inc., Class A*	(42,601)	(1,324,465)
Smartsheet, Inc., Class A*	(15,172)	(772,558)
Switch, Inc., Class A	(74,295)	(1,323,937)
Tucows, Inc., Class A*	(3,829)	(219,478)
Upland Software, Inc.*	(6,972)	(242,347)
Varonis Systems, Inc.*	(5,783)	(511,680)
Verint Systems, Inc.*	(8,901)	(402,147)
Yext, Inc.*	(98,977)	(1,644,008)
Zuora, Inc., Class A*	(94,841)	(1,209,223)

		(37,298,241)

Technology Hardware & Equipment — (3.1)%
Acacia Communications, Inc.*	(3,882)	(260,832)
CDW Corp.	(16,877)	(1,960,770)
Ciena Corp.*	(6,360)	(344,458)
Dolby Laboratories, Inc., Class A	(2,547)	(167,771)
Fabrinet (Cayman Islands)*	(16,061)	(1,002,528)
Fitbit, Inc., Class A*	(198,421)	(1,281,800)
Harmonic, Inc.*	(13,757)	(65,346)
II-VI, Inc.*	(16,450)	(776,769)
Infinera Corp.*	(230,536)	(1,364,773)
Insight Enterprises, Inc.*	(45,866)	(2,256,607)
Itron, Inc.*	(5,144)	(340,790)
Jabil, Inc.	(15,156)	(486,204)
Littelfuse, Inc.	(1,393)	(237,688)
NETGEAR, Inc.*	(12,112)	(313,580)
NetScout Systems, Inc.*	(11,080)	(283,205)
nLight, Inc.*	(45,344)	(1,009,357)
Novanta, Inc. (Canada)*	(5,490)	(586,167)
Plantronics, Inc.	(50,480)	(741,046)
Plexus Corp.*	(5,703)	(402,404)
Rogers Corp.*	(2,848)	(354,861)
Stratasys Ltd. (Israel)*	(73,098)	(1,159,334)
ViaSat, Inc.*	(15,970)	(612,769)
Viavi Solutions, Inc.*	(21,001)	(267,553)

		(16,276,612)

GOTHAM ABSOLUTE RETURN FUND

Portfolio of Investments (Concluded)

June 30, 2020

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Telecommunication Services — (0.3)%
Anterix, Inc.*	(9)	$(408)
Boingo Wireless, Inc.*	(66,150)	(881,118)
Shenandoah Telecommunications Co.	(10,590)	(521,981)
United States Cellular Corp.*	(9,119)	(281,504)

		(1,685,011)

Transportation — (2.6)%
Air Transport Services Group, Inc.*	(51,479)	(1,146,437)
Alaska Air Group, Inc.	(3,529)	(127,962)
Allegiant Travel Co.	(6,950)	(759,009)
American Airlines Group, Inc.	(120,114)	(1,569,890)
Atlas Air Worldwide Holdings, Inc.*	(5,732)	(246,648)
Delta Air Lines, Inc.	(15,895)	(445,855)
FedEx Corp.	(3,593)	(503,810)
Golden Ocean Group Ltd. (Bermuda)	(1,236)	(4,796)
Hawaiian Holdings, Inc.	(35,074)	(492,439)
Heartland Express, Inc.	(15,934)	(331,746)
JetBlue Airways Corp.*	(20,895)	(227,755)
Knight-Swift Transportation Holdings, Inc.	(42,500)	(1,772,675)
Marten Transport Ltd.	(8,327)	(209,507)
Matson, Inc.	(21,618)	(629,084)
Ryder System, Inc.	(7,229)	(271,160)
Saia, Inc.*	(3,485)	(387,462)
Spirit Airlines, Inc.*	(77,562)	(1,380,604)
United Airlines Holdings, Inc.*	(50,975)	(1,764,245)
United Parcel Service, Inc., Class B	(14,701)	(1,634,457)
Universal Logistics Holdings, Inc.	(86)	(1,495)

		(13,907,036)

Utilities — (2.2)%
Algonquin Power & Utilities Corp. (Canada)	(12,763)	(165,153)
ALLETE, Inc.	(17,026)	(929,790)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Utilities — (Continued)
Avangrid, Inc.	(10,769)	$(452,083)
Black Hills Corp.	(11,954)	(677,314)
California Water Service Group	(275)	(13,117)
Clearway Energy, Inc., Class A	(5,645)	(118,376)
DTE Energy Co.	(19,407)	(2,086,252)
Edison International	(15,055)	(817,637)
Essential Utilities, Inc.	(10,831)	(457,501)
Fortis, Inc. (Canada)	(8,445)	(321,586)
New Jersey Resources Corp.	(20,322)	(663,513)
Otter Tail Corp.	(38)	(1,474)
Portland General Electric Co.	(23,477)	(981,573)
Sempra Energy	(2,307)	(270,450)
SJW Group	(4,751)	(295,085)
South Jersey Industries, Inc.	(25,900)	(647,241)
Southwest Gas Holdings, Inc.	(10,901)	(752,714)
Sunnova Energy International, Inc.*	(13,619)	(232,476)
Xcel Energy, Inc.	(26,402)	(1,650,125)

		(11,533,460)

TOTAL COMMON STOCK (Proceeds $335,327,351)		(324,699,419)

TOTAL SECURITIES SOLD SHORT - (60.8)%		(324,699,419)

(Proceeds $335,327,351)
OTHER ASSETS IN EXCESS OF LIABILITIES - 39.7%		211,773,374

NET ASSETS - 100.0%		$533,885,314

†	Security position is either entirely or partially held in a segregated account as collateral for securities sold short.
*	Non-income producing.

PLC Public Limited Company

All financial instruments listed in the Portfolio of Investments are considered Level 1, measured at fair value on a recurring basis based on quoted prices for identical assets in active markets, except for a long common stock and a corporate debt security with an end of period value of $313,925 and $767, respectively, which are considered Level 2 as of and for the period ended June 30, 2020.

For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent annual or semi-annual report.